Credit risk - Reconciliation to Net Carrying Amounts (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
At 1 January	£ 584,365
Exchange and other adjustments	(70)	£ 65	£ 33
Other changes in credit quality	(232)	107
Allowance for loan losses	792	456	343
At 31 December	603,983	584,365
Loans and advances to customers
Disclosure of financial assets [line items]
At 1 January	441,907
At 31 December	£ 461,504	£ 441,907
Drawn ECL %	0.60%	0.70%
Loans and advances to customers | 12-month expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	£ 386,787
At 31 December	£ 409,699	£ 386,787
Drawn ECL %	0.20%	0.20%
Loans and advances to customers | Lifetime expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	£ 43,499
At 31 December	£ 41,406	£ 43,499
Drawn ECL %	2.50%	2.60%
Loans and advances to customers | Lifetime expected credit losses | Stage 3 £m
Disclosure of financial assets [line items]
At 1 January	£ 5,601
At 31 December	£ 5,482	£ 5,601
Drawn ECL %	15.90%	16.50%
Loans and advances to customers | Lifetime expected credit losses | POCI £m
Disclosure of financial assets [line items]
At 1 January	£ 6,020
At 31 December	£ 4,917	£ 6,020
Drawn ECL %	3.10%	3.00%
Retail – UK mortgages
Disclosure of financial assets [line items]
At 1 January	£ 312,280
At 31 December	323,087	£ 312,280
Retail – UK mortgages | 12-month expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	269,707
At 31 December	284,256	269,707
Retail – UK mortgages | Lifetime expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	32,722
At 31 December	30,207	32,722
Retail – UK mortgages | Lifetime expected credit losses | Stage 3 £m
Disclosure of financial assets [line items]
At 1 January	3,831
At 31 December	3,707	3,831
Retail – UK mortgages | Lifetime expected credit losses | POCI £m
Disclosure of financial assets [line items]
At 1 January	6,020
At 31 December	4,917	6,020
Carrying value £m | Loans and advances to customers
Disclosure of financial assets [line items]
At 1 January	445,090	436,817
Exchange and other adjustments	1,324	(876)
Impact of transfers between stages	0	0
Additions and repayments	19,185	12,434
Decrease through derecognition, financial assets	0	(2,257)
Advances written off	(1,303)	(1,228)
Recoveries of amounts previously written off	209	200
At 31 December	464,505	445,090	436,817
Carrying value £m | Loans and advances to customers | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Carrying value £m | Loans and advances to customers | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Carrying value £m | Loans and advances to customers | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Carrying value £m | Loans and advances to customers | 12-month expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	387,517	368,859
Exchange and other adjustments	1,330	(801)
Impact of transfers between stages	(4,869)	(862)
Additions and repayments	26,450	21,038
Decrease through derecognition, financial assets	0	(717)
At 31 December	410,428	387,517	368,859
Carrying value £m | Loans and advances to customers | 12-month expected credit losses | Stage 1 and 2 | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	7,085	25,616
Carrying value £m | Loans and advances to customers | 12-month expected credit losses | Stage 1 and 2 | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	(10,398)	(25,376)
Carrying value £m | Loans and advances to customers | 12-month expected credit losses | Stage 1 and 2 | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	(1,556)	(1,102)
Carrying value £m | Loans and advances to customers | Lifetime expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	44,658	52,973
Exchange and other adjustments	(16)	(19)
Impact of transfers between stages	2,369	(1,718)
Additions and repayments	(4,529)	(6,098)
Decrease through derecognition, financial assets	0	(480)
At 31 December	42,482	44,658	52,973
Carrying value £m | Loans and advances to customers | Lifetime expected credit losses | Stage 1 and 2 | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	(6,942)	(25,566)
Carrying value £m | Loans and advances to customers | Lifetime expected credit losses | Stage 1 and 2 | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	11,182	25,950
Carrying value £m | Loans and advances to customers | Lifetime expected credit losses | Stage 1 and 2 | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	(1,871)	(2,102)
Carrying value £m | Loans and advances to customers | Lifetime expected credit losses | Stage 3 £m
Disclosure of financial assets [line items]
At 1 January	6,708	7,131
Exchange and other adjustments	2	(67)
Impact of transfers between stages	2,500	2,580
Additions and repayments	(1,606)	(1,597)
Decrease through derecognition, financial assets	0	(366)
Advances written off	(1,294)	(1,173)
Recoveries of amounts previously written off	209	200
At 31 December	6,519	6,708	7,131
Carrying value £m | Loans and advances to customers | Lifetime expected credit losses | Stage 3 £m | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	(143)	(50)
Carrying value £m | Loans and advances to customers | Lifetime expected credit losses | Stage 3 £m | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	(784)	(574)
Carrying value £m | Loans and advances to customers | Lifetime expected credit losses | Stage 3 £m | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	3,427	3,204
Carrying value £m | Loans and advances to customers | Lifetime expected credit losses | POCI £m
Disclosure of financial assets [line items]
At 1 January	6,207	7,854
Exchange and other adjustments	8	11
Additions and repayments	(1,130)	(909)
Decrease through derecognition, financial assets	0	(694)
Advances written off	(9)	(55)
Recoveries of amounts previously written off	0	0
At 31 December	5,076	6,207	7,854
Carrying value £m | Retail – UK mortgages
Disclosure of financial assets [line items]
At 1 January	313,128	307,320
Exchange and other adjustments	7	12
Impact of transfers between stages	0	0
Additions and repayments	10,820	7,892
Decrease through derecognition, financial assets		(1,976)
Advances written off	(148)	(125)
Recoveries of amounts previously written off	6	5
At 31 December	323,813	313,128	307,320
Carrying value £m | Retail – UK mortgages | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Carrying value £m | Retail – UK mortgages | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Carrying value £m | Retail – UK mortgages | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Carrying value £m | Retail – UK mortgages | 12-month expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	269,760	256,596
Exchange and other adjustments	0	0
Impact of transfers between stages	(1,981)	(243)
Additions and repayments	16,528	13,901
Decrease through derecognition, financial assets		(494)
At 31 December	284,307	269,760	256,596
Carrying value £m | Retail – UK mortgages | 12-month expected credit losses | Stage 1 and 2 | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	3,892	21,133
Carrying value £m | Retail – UK mortgages | 12-month expected credit losses | Stage 1 and 2 | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	(5,474)	(21,077)
Carrying value £m | Retail – UK mortgages | 12-month expected credit losses | Stage 1 and 2 | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	(399)	(299)
Carrying value £m | Retail – UK mortgages | Lifetime expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	32,995	38,533
Exchange and other adjustments	0	0
Impact of transfers between stages	1,204	(973)
Additions and repayments	(3,785)	(4,143)
Decrease through derecognition, financial assets		(422)
At 31 December	30,414	32,995	38,533
Carrying value £m | Retail – UK mortgages | Lifetime expected credit losses | Stage 1 and 2 | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	(3,850)	(21,105)
Carrying value £m | Retail – UK mortgages | Lifetime expected credit losses | Stage 1 and 2 | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	6,053	21,473
Carrying value £m | Retail – UK mortgages | Lifetime expected credit losses | Stage 1 and 2 | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	(999)	(1,341)
Carrying value £m | Retail – UK mortgages | Lifetime expected credit losses | Stage 3 £m
Disclosure of financial assets [line items]
At 1 January	4,166	4,337
Exchange and other adjustments	0	0
Impact of transfers between stages	777	1,216
Additions and repayments	(794)	(956)
Decrease through derecognition, financial assets		(366)
Advances written off	(139)	(70)
Recoveries of amounts previously written off	6	5
At 31 December	4,016	4,166	4,337
Carrying value £m | Retail – UK mortgages | Lifetime expected credit losses | Stage 3 £m | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	(42)	(28)
Carrying value £m | Retail – UK mortgages | Lifetime expected credit losses | Stage 3 £m | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	(579)	(396)
Carrying value £m | Retail – UK mortgages | Lifetime expected credit losses | Stage 3 £m | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	1,398	1,640
Carrying value £m | Retail – UK mortgages | Lifetime expected credit losses | POCI £m
Disclosure of financial assets [line items]
At 1 January	6,207	7,854
Exchange and other adjustments	7	12
Additions and repayments	(1,129)	(910)
Decrease through derecognition, financial assets		(694)
Advances written off	(9)	(55)
Recoveries of amounts previously written off	0	0
At 31 December	5,076	6,207	7,854
Accumulated impairment
Disclosure of financial assets [line items]
At 1 January	(3,453)
At 31 December	(3,201)	(3,453)
Accumulated impairment | 12-month expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	(872)
At 31 December	(845)	(872)
Accumulated impairment | Lifetime expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	(1,284)
At 31 December	(1,158)	(1,284)
Accumulated impairment | Lifetime expected credit losses | Stage 3 £m
Disclosure of financial assets [line items]
At 1 January	(1,110)
At 31 December	(1,039)	(1,110)
Accumulated impairment | Lifetime expected credit losses | POCI £m
Disclosure of financial assets [line items]
At 1 January	(187)
At 31 December	(159)	(187)
Accumulated impairment | Loans and advances to customers
Disclosure of financial assets [line items]
At 1 January	(3,183)	(3,693)
Exchange and other adjustments	(48)	(62)
Impact of transfers between stages	(454)	(350)
Other changes in credit quality	667	582
Additions and repayments	257	416
Allowance for loan losses	864	516
Decrease through derecognition, financial assets	0	60
Advances written off	1,303	1,228
Recoveries of amounts previously written off	(209)	(200)
At 31 December	(3,001)	(3,183)	(3,693)
Accumulated impairment | Loans and advances to customers | Methodology and model changes
Disclosure of financial assets [line items]
Other changes in credit quality	(136)	(24)
Accumulated impairment | Loans and advances to customers | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Accumulated impairment | Loans and advances to customers | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Accumulated impairment | Loans and advances to customers | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Accumulated impairment | Loans and advances to customers | Net change in ECL due to transfers
Disclosure of financial assets [line items]
Impact of transfers between stages	(454)	(350)
Accumulated impairment | Loans and advances to customers | 12-month expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	(730)	(885)
Exchange and other adjustments	14	11
Impact of transfers between stages	2	(35)
Other changes in credit quality	27	(127)
Additions and repayments	12	47
Allowance for loan losses	13	(139)
Decrease through derecognition, financial assets	0	5
At 31 December	(729)	(730)	(885)
Accumulated impairment | Loans and advances to customers | 12-month expected credit losses | Stage 1 and 2 | Methodology and model changes
Disclosure of financial assets [line items]
Other changes in credit quality	(41)	(20)
Accumulated impairment | Loans and advances to customers | 12-month expected credit losses | Stage 1 and 2 | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	(239)	(413)
Accumulated impairment | Loans and advances to customers | 12-month expected credit losses | Stage 1 and 2 | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	53	66
Accumulated impairment | Loans and advances to customers | 12-month expected credit losses | Stage 1 and 2 | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	35	20
Accumulated impairment | Loans and advances to customers | 12-month expected credit losses | Stage 1 and 2 | Net change in ECL due to transfers
Disclosure of financial assets [line items]
Impact of transfers between stages	153	292
Accumulated impairment | Loans and advances to customers | Lifetime expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	(1,159)	(1,462)
Exchange and other adjustments	2	5
Impact of transfers between stages	6	116
Other changes in credit quality	(46)	(65)
Additions and repayments	29	105
Allowance for loan losses	(81)	(286)
Decrease through derecognition, financial assets	0	12
At 31 December	(1,076)	(1,159)	(1,462)
Accumulated impairment | Loans and advances to customers | Lifetime expected credit losses | Stage 1 and 2 | Methodology and model changes
Disclosure of financial assets [line items]
Other changes in credit quality	(47)	2
Accumulated impairment | Loans and advances to customers | Lifetime expected credit losses | Stage 1 and 2 | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	220	404
Accumulated impairment | Loans and advances to customers | Lifetime expected credit losses | Stage 1 and 2 | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	(114)	(126)
Accumulated impairment | Loans and advances to customers | Lifetime expected credit losses | Stage 1 and 2 | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	157	177
Accumulated impairment | Loans and advances to customers | Lifetime expected credit losses | Stage 1 and 2 | Net change in ECL due to transfers
Disclosure of financial assets [line items]
Impact of transfers between stages	(257)	(339)
Accumulated impairment | Loans and advances to customers | Lifetime expected credit losses | Stage 3 £m
Disclosure of financial assets [line items]
At 1 January	(1,107)	(1,133)
Exchange and other adjustments	(19)	(26)
Impact of transfers between stages	(462)	(431)
Other changes in credit quality	675	708
Additions and repayments	141	193
Allowance for loan losses	996	946
Decrease through derecognition, financial assets	0	25
Advances written off	1,294	1,173
Recoveries of amounts previously written off	(209)	(200)
At 31 December	(1,037)	(1,107)	(1,133)
Accumulated impairment | Loans and advances to customers | Lifetime expected credit losses | Stage 3 £m | Methodology and model changes
Disclosure of financial assets [line items]
Other changes in credit quality	(52)	15
Accumulated impairment | Loans and advances to customers | Lifetime expected credit losses | Stage 3 £m | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	19	9
Accumulated impairment | Loans and advances to customers | Lifetime expected credit losses | Stage 3 £m | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	61	60
Accumulated impairment | Loans and advances to customers | Lifetime expected credit losses | Stage 3 £m | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	(192)	(197)
Accumulated impairment | Loans and advances to customers | Lifetime expected credit losses | Stage 3 £m | Net change in ECL due to transfers
Disclosure of financial assets [line items]
Impact of transfers between stages	(350)	(303)
Accumulated impairment | Loans and advances to customers | Lifetime expected credit losses | POCI £m
Disclosure of financial assets [line items]
At 1 January	(187)	(213)
Exchange and other adjustments	(45)	(52)
Other changes in credit quality	11	66
Additions and repayments	75	71
Allowance for loan losses	(64)	(5)
Decrease through derecognition, financial assets	0	18
Advances written off	9	55
Recoveries of amounts previously written off	0	0
At 31 December	(159)	(187)	(213)
Accumulated impairment | Loans and advances to customers | Lifetime expected credit losses | POCI £m | Methodology and model changes
Disclosure of financial assets [line items]
Other changes in credit quality	4	(21)
Accumulated impairment | Retail – UK mortgages
Disclosure of financial assets [line items]
At 1 January	(848)	(1,105)
Exchange and other adjustments	(79)	(104)
Impact of transfers between stages	(58)	(48)
Other changes in credit quality	61	(21)
Additions and repayments	178	215
Allowance for loan losses	(59)	(188)
Decrease through derecognition, financial assets		53
Advances written off	148	125
Recoveries of amounts previously written off	(6)	(5)
At 31 December	(726)	(848)	(1,105)
Accumulated impairment | Retail – UK mortgages | Methodology and model changes
Disclosure of financial assets [line items]
Other changes in credit quality	(12)	7
Accumulated impairment | Retail – UK mortgages | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Accumulated impairment | Retail – UK mortgages | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Accumulated impairment | Retail – UK mortgages | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Accumulated impairment | Retail – UK mortgages | Net change in ECL due to transfers
Disclosure of financial assets [line items]
Impact of transfers between stages	(58)	(48)
Accumulated impairment | Retail – UK mortgages | 12-month expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	(53)	(161)
Exchange and other adjustments	1	(1)
Impact of transfers between stages	2	(2)
Other changes in credit quality	(6)	(94)
Additions and repayments	(7)	16
Allowance for loan losses	(1)	(108)
Decrease through derecognition, financial assets		1
At 31 December	(51)	(53)	(161)
Accumulated impairment | Retail – UK mortgages | 12-month expected credit losses | Stage 1 and 2 | Methodology and model changes
Disclosure of financial assets [line items]
Other changes in credit quality		1
Accumulated impairment | Retail – UK mortgages | 12-month expected credit losses | Stage 1 and 2 | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	(29)	(135)
Accumulated impairment | Retail – UK mortgages | 12-month expected credit losses | Stage 1 and 2 | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	2	11
Accumulated impairment | Retail – UK mortgages | 12-month expected credit losses | Stage 1 and 2 | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Accumulated impairment | Retail – UK mortgages | 12-month expected credit losses | Stage 1 and 2 | Net change in ECL due to transfers
Disclosure of financial assets [line items]
Impact of transfers between stages	29	122
Accumulated impairment | Retail – UK mortgages | Lifetime expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	(273)	(374)
Exchange and other adjustments	1	0
Impact of transfers between stages	(6)	25
Other changes in credit quality	(33)	(19)
Additions and repayments	38	48
Allowance for loan losses	(65)	(92)
Decrease through derecognition, financial assets		9
At 31 December	(207)	(273)	(374)
Accumulated impairment | Retail – UK mortgages | Lifetime expected credit losses | Stage 1 and 2 | Methodology and model changes
Disclosure of financial assets [line items]
Other changes in credit quality	(22)	9
Accumulated impairment | Retail – UK mortgages | Lifetime expected credit losses | Stage 1 and 2 | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	27	132
Accumulated impairment | Retail – UK mortgages | Lifetime expected credit losses | Stage 1 and 2 | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	(25)	(32)
Accumulated impairment | Retail – UK mortgages | Lifetime expected credit losses | Stage 1 and 2 | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	19	39
Accumulated impairment | Retail – UK mortgages | Lifetime expected credit losses | Stage 1 and 2 | Net change in ECL due to transfers
Disclosure of financial assets [line items]
Impact of transfers between stages	(27)	(114)
Accumulated impairment | Retail – UK mortgages | Lifetime expected credit losses | Stage 3 £m
Disclosure of financial assets [line items]
At 1 January	(335)	(357)
Exchange and other adjustments	(36)	(50)
Impact of transfers between stages	(54)	(71)
Other changes in credit quality	89	26
Additions and repayments	72	79
Allowance for loan losses	71	18
Decrease through derecognition, financial assets		25
Advances written off	139	70
Recoveries of amounts previously written off	(6)	(5)
At 31 December	(309)	(335)	(357)
Accumulated impairment | Retail – UK mortgages | Lifetime expected credit losses | Stage 3 £m | Methodology and model changes
Disclosure of financial assets [line items]
Other changes in credit quality	6	18
Accumulated impairment | Retail – UK mortgages | Lifetime expected credit losses | Stage 3 £m | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	2	3
Accumulated impairment | Retail – UK mortgages | Lifetime expected credit losses | Stage 3 £m | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	23	21
Accumulated impairment | Retail – UK mortgages | Lifetime expected credit losses | Stage 3 £m | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	(19)	(39)
Accumulated impairment | Retail – UK mortgages | Lifetime expected credit losses | Stage 3 £m | Net change in ECL due to transfers
Disclosure of financial assets [line items]
Impact of transfers between stages	(60)	(56)
Accumulated impairment | Retail – UK mortgages | Lifetime expected credit losses | POCI £m
Disclosure of financial assets [line items]
At 1 January	(187)	(213)
Exchange and other adjustments	(45)	(53)
Other changes in credit quality	11	66
Additions and repayments	75	72
Allowance for loan losses	(64)	(6)
Decrease through derecognition, financial assets		18
Advances written off	9	55
Recoveries of amounts previously written off	0	0
At 31 December	(159)	(187)	£ (213)
Accumulated impairment | Retail – UK mortgages | Lifetime expected credit losses | POCI £m | Methodology and model changes
Disclosure of financial assets [line items]
Other changes in credit quality	£ 4	£ (21)